PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 92.6% of Net Assets
Municipals – 92.6%
	Arizona – 0.6%
$200,000	City of Mesa, Excise Tax Revenue, 4.000%, 7/01/2037	$239,967

	California – 3.1%
1,000,000	California State, GO, Various Purpose, Refunding, 4.000%, 3/01/2037	1,197,145

	Colorado – 5.9%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	290,509
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	432,274
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	305,268
500,000	Regional Transportation District Sales Tax Revenue, Series A, 5.000%, 11/01/2028	647,437
500,000	State of Colorado, Certificate of Participation, Series A, 4.000%, 12/15/2035	608,050

		2,283,538

	Delaware – 0.9%
250,000	University of Delaware, Revenue Bond, 5.000%, 11/01/2043	360,243

	Florida – 11.1%
500,000	Alachua County School Board, Certificate of Participation, (AGM Insured), 5.000%, 7/01/2028	621,154
340,000	Bay County School Board, Certificate of Participation, Series A, (AGM Insured), 5.000%, 7/01/2033	439,899
230,000	City of Cape Coral Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, Refunding, (AGM Insured), 3.000%, 9/01/2027	257,255
90,000	City of Cape Coral Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, Refunding, (AGM Insured), 3.000%, 9/01/2028	101,363
200,000	Clay County, Sales Surtax Revenue, 4.000%, 10/01/2039	228,551
225,000	County of Collier Special Obligation, Revenue Bonds, Series A, 4.000%, 10/01/2036	273,156
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	554,542
500,000	Miami-Dade County Aviation Revenue, Refunding, Series A, 4.000%, 10/01/2039	585,515
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	447,145
225,000	Sarasota County Utility System Revenue, Series A, 5.000%, 10/01/2027	285,761

Principal Amount	Description	Value (†)
Municipals – continued
	Florida – continued
$ 400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	$474,001

		4,268,342

	Georgia – 0.7%
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	276,459

	Illinois – 5.0%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	598,692
500,000	Chicago O’Hare International Airport, Series C, AMT, 5.000%, 1/01/2046	565,140
400,000	Illinois Finance Authority, Presbyterian Homes Obligation Group, Revenue Bonds, Series A, 3.000%, 5/01/2025	433,104
300,000	State of Illinois, GO, 5.000%, 6/01/2028	348,388

		1,945,324

	Kentucky – 1.8%
700,000	Trimble County Pollution Control, Louisville Gas & Electric Project, Revenue Bonds, Series B, AMT, 1.350%, 11/01/2027	696,876

	Louisiana – 1.4%
200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	235,401
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	293,604

		529,005

	Maryland – 1.1%
360,000	Maryland Health & Higher Educational Facilities Authority, Series B2, 5.000%, 7/01/2045	437,991

	Massachusetts – 4.1%
500,000	Commonwealth of Massachusetts, GO, Series D, 5.000%, 7/01/2045	632,253
770,000	Massachusetts School Building Authority Sales Tax Revenue, Series A, 5.000%, 2/15/2026	934,091

		1,566,344

	Michigan – 1.9%
600,000	University of Michigan, Revenue Bonds, 5.000%, 4/01/2032	715,516

	Minnesota – 1.0%
390,000	Minnesota Housing Finance Agency, Revenue Bonds, Series A, AMT, 1.350%, 1/01/2027	390,544

Principal Amount	Description	Value (†)
Municipals – continued
	Nebraska – 0.8%
$250,000	Douglas County Hospital Authority No. 2, Series A, 5.000%, 11/15/2030	$327,063

	Nevada – 2.8%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	573,067
240,000	Las Vegas Convention & Visitors Authority, Refunding, Series C, 5.000%, 7/01/2032	263,853
200,000	Washoe County School District, GO, Series A, 5.000%, 10/01/2025	239,659

		1,076,579

	New Jersey – 2.8%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	292,800
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	568,091
270,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation Transportation System, Revenue Bonds, Series A, Zero Coupon, 0.000%, 12/15/2029(a)	225,421

		1,086,312

	New Mexico – 1.5%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	580,051

	New York – 3.4%
500,000	Metropolitan Transportation Authority, Series D, 4.000%, 11/15/2032	552,260
400,000	New York City, GO, Refunding, Series A1, 5.000%, 8/01/2030	526,394
200,000	New York State Dormitory Authority, Series D, 4.000%, 2/15/2038	231,062

		1,309,716

	North Carolina – 1.7%
180,000	Buncombe County, Limited Obligation, Revenue, Series A, 4.000%, 6/01/2034	219,629
400,000	North Carolina Agricultural & Technical University System Revenue, Series A, 4.000%, 10/01/2045	429,495

		649,124

	North Dakota – 2.0%
250,000	City of West Fargo, GO, Refunding, Series A, 4.000%, 5/01/2026	289,916
350,000	North Dakota Building Authority, Series A, 5.000%, 12/01/2030	469,760

		759,676

	Ohio – 4.5%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	556,492

Principal Amount	Description	Value (†)
Municipals – continued
	Ohio – continued
$500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	$561,333
500,000	Ohio State University (The), Series A, 5.000%, 12/01/2026	620,755

		1,738,580

	Oklahoma – 3.2%
1,000,000	Oklahoma Water Resources Board, Series A, 5.000%, 4/01/2027	1,251,421

	Oregon – 0.7%
230,000	Port of Portland, Airport Revenue, Portland International Airport, Series 25-B, 5.000%, 7/01/2028	287,883

	Pennsylvania – 0.8%
270,000	Allegheny County Higher Education Building Authority, Refunding, Series A, 5.000%, 3/01/2029	309,607

	Rhode Island – 1.5%

500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	559,463
	Tennessee – 3.9%
185,000	Greeneville Health & Educational Facilities Board, Series A, 5.000%, 7/01/2028	228,967
550,000	Memphis-Shelby County Airport Authority, Revenue Bonds, Series A, AMT, 5.000%, 7/01/2026	663,404
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	597,860

		1,490,231

	Texas – 12.7%
330,000	Central Texas Regional Mobility Authority, Revenue Bonds, Series B, 5.000%, 1/01/2031	432,416
500,000	Grand Parkway Transportation Corp, Series A, Prerefunded 10/01/2023@100, 5.500%, 4/01/2053	565,357
500,000	Harris County Toll Road Authority (The), 4.000%, 8/15/2038	600,967
1,000,000	Houston Combined Utility System Revenue, Series A, (AGM Insured), Zero Coupon, 0.000%, 12/01/2025(a)	959,918
300,000	Lower Colorado River Authority, Refunding, 5.000%, 5/15/2030	384,351
500,000	New Braunfels Utility System Revenue, 5.000%, 7/01/2029	635,721
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	444,183
250,000	Texas City Independent School District, GO, (PSF-GTD), 4.000%, 8/15/2034	291,830

Principal Amount	Description	Value (†)
Municipals – continued
	Texas – continued
$500,000	Texas Public Finance Authority, Refunding, 4.000%, 2/01/2034	$595,098

		4,909,841

	Utah – 5.1%
500,000	Utah County Hospital Revenue, IHC Health Services, Inc., Series A, 4.000%, 5/15/2043	585,598
500,000	Utah Infrastructure Agency, Telecommunication Revenue, 4.000%, 10/15/2033	584,204
250,000	Utah Infrastructure Agency, Telecommunication Revenue, 4.000%, 10/15/2036	287,719
180,000	Utah Transit Authority Sales Tax Revenue, Series A, Prerefunded 06/15/2025@100, 5.000%, 6/15/2038	213,909
250,000	Weber Basin Water Conservancy District, Revenue Bonds, Series A, 4.000%, 4/01/2040	293,682

		1,965,112

	Washington – 5.0%
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	575,544
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	543,521
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	566,732
200,000	State of Washington, GO, Series 2015-C, Class R, 5.000%, 7/01/2029	232,728

		1,918,525

	Wisconsin – 0.7%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	256,534

	Wyoming – 0.9%
275,000	Laramie County, Cheyenne Regional Medical Center Project, Hospital Revenue, Refunding, 4.000%, 5/01/2033	330,453

	Total Bonds and Notes (Identified Cost $34,582,436)	35,713,465

Short-Term Investments – 11.0%
4,243,978	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $4,243,978 on 4/01/2021 collateralized by $4,161,100 U.S. Treasury Note, 1.500% due 11/30/2024 valued at $4,328,952 including accrued interest(b) (Identified Cost $4,243,978)	4,243,978

	Total Investments – 103.6% (Identified Cost $38,826,414)	39,957,443
	Other assets less liabilities – (3.6)%	(1,381,217)

	Net Assets – 100.0%	$38,576,226

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
GO	General Obligation
PSF-GTD	Permanent School Fund Guarantee Program

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$35,713,465	$—	$35,713,465
Short-Term Investments	—	4,243,978	—	4,243,978

Total	$—	$39,957,443	$—	$39,957,443

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2021 (Unaudited)

General Purpose Public Improvement	16.0%
Hospitals	15.3
Water and Sewer	10.9
Airports	10.5
Primary Secondary Education	9.7
Higher Education	8.1
Toll Roads, Streets & Highways	5.7
Mass Rapid Transportation	3.7
Electric Public Power	2.8
Combined Utilities	2.3
Industrial Development	2.2
Other Transportation	2.2
Other Investments, less than 2% each	3.2
Short-Term Investments	11.0

Total Investments	103.6
Other assets less liabilities	(3.6)

Net Assets	100.0%